                                                        OMB APPROVAL
                                                        OMB Number: 3235-0570
                                                        Expires: September 30,
                                                        2007
                                                        Estimated average burden
                                                        hours per
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02850

                           Valor Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

2290 First National Building, Detroit, Michigan                         48226
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)

                          William B. Klinsky, President
                           Valor Investment Fund, Inc.
                          2290 First National Building
                                Detroit, MI 48226
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (313) 465-7000

                        Date of fiscal year end: July 31

                     Date of reporting period: July 31, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.     ANNUAL REPORT TO SHAREHOLDERS.

      VALOR INVESTMENT
      FUND, INC.

      Financial Statements for the
      Year Ended July 31, 2004 and
      Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226
                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2004

To our Shareholders:

The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2004 are included in this Annual Report. Net assets at July 31, 2004 were $13,672,045 equal to $15.47 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 2003 was $15.46 per share, based on the same number of outstanding shares.

Your Company's net investment income for the year August 1, 2003 to July 31, 2004 was $538,073. Your Company has paid dividends of $.63 per share of common stock from net investment income during fiscal 2003. The $.63 is further broken down into $.33 and $.30 per share of common stock that were paid on October 31, 2003 and May 3, 2004, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 2004.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Company.

Respectfully submitted,

/s/ William B. Klinsky

William B. Klinsky,
President

[DELOITTE LOGO]                                           DELOITTE & TOUCHE LLP
                                                          SUITE 900
                                                          600 RENAISSANCE CENTER
                                                          DETROIT, MI 48243-1895
                                                          USA

                                                          TEL: + 313 396 3000
                                                          FAX: + 313 396 3618
                                                          WWW.DELOITTE.COM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
Valor Investment Fund, Inc.
Detroit, Michigan

In planning and performing our audit of the financial statements of Valor Investment Fund, Inc. (the "Fund") for the year ended July 31, 2004 (on which we have issued our report dated September 29, 2004), we considered its internal control in order to determine our auditing procedures for the purpose of expressing an opinion on the financial statements and, to comply with the requirements of Form N-SAR, and not to provide assurance on the Fund's internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control, misstatements due to error or fraud may occur and not be detected. Also, projections of any evaluation of internal control to future periods are subject to the risk that the internal control may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

Our consideration of the Fund's internal control would not necessarily disclose all matters in the Fund's internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving Fund's internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of July 31, 2004. The report is intended solely for the information and use of management, the board of directors and shareholders of the Fund, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

(DELOITTE & TOUCHE LLP)

Deloitte & Touche LLP
Detroit, Michigan
April 7, 2005

                                                        Member of
                                                        Deloitte Touche Tohmatsu

[DELOITTE LOGO]                                           DELOITTE & TOUCHE LLP
                                                          SUITE 900
                                                          600 RENAISSANCE CENTER
                                                          DETROIT, MI 48243-1895
                                                          USA

                                                          TEL: + 313 396 3000
                                                          FAX: + 313 396 3618
                                                          WWW.DELOITTE.COM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.
Detroit, Michigan

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Fund"), including the schedule of investments in securities as of July 31, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (see Note 5) for each of the five years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2004, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

(DELOITTE & TOUCHE LLP)

Deloitte & Touche LLP
Detroit, Michigan
April 7, 2005

                                                        Member of
                                                        Deloitte Touche Tohmatsu

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004

ASSETS:
  Investments in securities--at market value (cost of $13,362,432)       $ 13,647,896
  Interest receivable                                                         143,243
  Prepaid expenses                                                                126
                                                                         ------------
           Total assets                                                    13,791,265
                                                                         ------------

LIABILITIES:
  Accured expenses                                                             17,300
  Investment securities purchased                                             101,920
                                                                         ------------

           Total liabilities                                                 119,220
                                                                         ------------

NET ASSETS (equivalent to $15.47 per share based on
  883,525 shares of common stock outstanding at July 31, 2004)           $ 13,672,045
                                                                         ============

SOURCES OF NET ASSETS:
  Common shares of $1,000 par value--authorized, 2,000,000 shares;
    issued and outstanding, 883,525 shares                               $    883,525
  Additional paid-in capital                                                  180,944
  Accumulated net realized gain (computed on basis of identified cost)     11,967,524
  Accumulated undistributed net investment income                             354,588
  Net unrealized appreciation (computed on basis of identified cost)          285,464
                                                                         ------------

Total                                                                    $ 13,672,045
                                                                         ============

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2004

                                                                PRINCIPAL   AMORTIZED
                                                                 AMOUNT        COST        MARKET
MONEY MARKET FUNDS--0.3%
  One Group Municipal Money Market Fund                        $   40,494   $   40,494   $   40,494

SHORT-TERM MUNICIPAL BONDS--5.4%
  Florida State Board of Education, 6.000%, May 1, 2005           500,000      500,000      501,480
  Millington Community School Dist., 5.700%, May 1, 2005          100,000      100,000      101,997
  Yale Public Schools District, MI, 5.000%, May 1, 2005           125,000      125,000      126,875
                                                               ----------   ----------   ----------
           Total short-term municipal bonds                       725,000      725,000      730,352

LONG-TERM MUNICIPAL BONDS--94.3%
  Almont, MI Gen. Oblg., 5.000%, May 1, 2023                      100,000      100,000      102,586
  Anchor Bay Gen. Oblg., 5.000%, May 1, 2024                      100,000      100,940      101,945
  Avondale School District, 5.800%, May 1, 2015                   140,000      140,000      153,255
  Avondale Gen. Oblg., 4.750%, May 1, 2024                        200,000      195,305      198,974
  Berkley Co. SC Rev., 5.000%, December 1, 2028                   200,000      203,847      190,274
  Berkley City Sch Dist., MI FGIC, 5.625%, January 1, 2015        270,000      268,664      277,568
  Big Rapids, MI Public School District, 5.000%, May 1, 2019      150,000      149,992      154,719
  Brandon School District, 5.600%, May 1, 2010                    100,000       99,531      107,363
  Bridgeport Spaulding, MI Gen. Oblg, 5.500%, May 1, 2014         150,000      173,861      164,552
  Brownsburg, IN Rev., 5.350%, August 1, 2022                     100,000      104,615      104,557
  Bullock Creek, MI Gen. Oblg, 5.500%, May 1, 2022                100,000      105,217      111,971
  California Gen. Oblg, 5.000%, February 1, 2023                  150,000      149,667      151,362
  Cass Cnty, MI Sew Disp Sys--ONTWA Twp., 5.500%,
    May 1, 2018                                                   100,000       98,763      107,125
  Cass Cnty, MI Rev., 5.100%, October 1, 2023                     150,000      149,994      154,842
  Cheboygan General Obligation, 5.400%, November 1, 2015          100,000       99,309      109,187
  Chicago, Illinois Tax Increment, 5.000%, November 15, 2010      100,000      100,000      103,909
  Clark City, 5.000%, June 1, 2026                                150,000      148,965      150,512
  Clawson City School Dist., 4.900%, May 1, 2013                  200,000      199,452      209,444
  Coopersville Area Mich Pub Schools, 5.000%, May 1, 2024         100,000       98,706      101,130
  Desoto Independent School Dist, 4.900%, August 15, 2014          75,000       75,000       75,136
  Denver West Met Dist., 5.000%, December 1, 2028                 105,000      104,509      102,834
  Detroit, MI City Sch. Dist., 5.000%, May 1, 2023                200,000      199,562      204,140
  Detroit, MI Rev., 5.000%, July 1, 2022                          100,000       98,347      102,632
  Durand, MI Area Scl Gen. Oblg., 5.375%, May 1, 2023             200,000      203,272      209,658
  East Grand Rapids, MI Pub Schools, 5.750%, May 1, 2018          150,000      152,981      168,309
  Essexville Hampton Public Schools, 5.500%, May 1, 2017          150,000      148,761      163,011
  Eugene Trojan Nuclear Proj Rev., OR, 5.900%,
    September 1, 2009                                             100,000      100,031      102,510
                                                               ----------   ----------   ----------

           Total forward                                        3,740,000    3,769,291    3,883,505

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2004

                                                              PRINCIPAL   AMORTIZED
                                                               AMOUNT        COST       MARKET
         Total forward                                       $3,740,000   $3,769,291   $3,883,505

Everett Rev., 5.000%, July 1, 2027                              215,000      214,014      215,335
Flat Rock, MI Gen. Oblg, 4.450%, May 1, 2023                    200,000      200,000      192,658
Florida State Board of Educ., 5.000%, June 1, 2024              200,000      200,000      200,126
Galveston CNTY, TX, 5.000%, February 1, 2023                    165,000      165,000      168,806
Grand Ledge, MI Gen. Oblg., 5.375%, May 1, 2024                 100,000      102,632      104,616
Greenville Public Schools, 5.000%, May 1, 2014                  300,000      299,464      314,349
Harris County Gen. Oblg., 4.750%, May 1, 2023                   150,000      151,392      147,969
Harris County Gen. Oblg., 4.875%, September 1, 2024             100,000       98,404       97,741
Huron Valley School District, MI FGIC, 5.875%, May 1, 2016      100,000       99,668      109,722
Huron Valley School District, MI Gen. Oblg., 5.000%,
  May 1, 2022                                                   125,000      123,191      128,350
Jenison, MI Gen. Oblg., 5.000%, May 1, 2020                     200,000      199,209      206,608
Kalamazoo Water Rev., MI FSA, 5.625%,
  September 1, 2011                                             100,000       99,292      107,837
Kentucky Rev., 3.100%, July 1, 2010                             140,000      140,738      136,155
Livingston Cnty, MI Gen. Oblg., 5.750%, May 1, 2019             100,000      106,094      109,164
Lowell, MI Area Schools, 5.400%, May 1, 2017                     50,000       50,000       53,946
Lyon Twp., 5.400%, May 1, 2019                                  100,000       99,577      106,564
Macomb Cnty, MI Gen. Oblg., 5.000%, May 1, 2024                 200,000      200,000      203,516
Mattawan, MI Gen. Oblg., 4.750%, May 1, 2017                    135,000      134,059      139,327
Michigan Municipal Bond Auth Rev., 5.400%,
  November 16, 2016                                             100,000       99,604      108,570
Michigan State Hospital Finance Authority, 5.375%,
 October 15, 2013                                                95,000       95,364       96,738
Michigan State Hospital Finance Authority, 5.250%,
   November 1, 2015                                             180,000      183,731      189,507
Michigan State Hospital Finance Authority, 5.500%,
  November 15, 2021                                             100,000      103,046      101,662
Michigan State Housing Development Authority Rev.,
  5.600%, December 1, 2009                                      155,000      155,000      163,564
Missouri Rev., 1.330%, December 1, 2020                       1,000,000    1,000,000    1,000,000
Monroe Cnty, MI Gen. Oblg., 5.000%, May 1, 2023                 100,000      100,000      102,576
Monroe La Rev., 4.750%, March 1, 2020                           125,000      125,000      121,618
New Caney Gen. Oblg., 5.250%, February 15, 2022                  90,000       92,432       93,961
New Haven, MI Gen. Oblg., 5.000%, May 1, 2024                   200,000      214,080      203,522
New Orleans, LA Sewer Service Rev., 5.200%, June 1, 2021        100,000       99,996      104,801
                                                             ----------   ----------   ----------

         Total forward                                        8,665,000    8,720,278    8,912,813

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2004

                                                             PRINCIPAL     AMORTIZED
                                                              AMOUNT         COST         MARKET
           Total forward                                    $ 8,665,000   $ 8,720,278   $ 8,912,813

  New York, NY Series H, 5.000%, March 15, 2018                 120,000       119,638       126,046
  Oakland County General Oblg., 5.125%, September 1, 2020       200,000       197,752       209,096
  Oscoda, MI Gen. Oblg., 4.350%, May 1, 2014                    100,000       105,363       102,209
  Petoskey Public School Dist., 4.750%, May 1, 2016             125,000       124,862       127,741
  Piedmont, 5.000%, January 1, 2022                             110,000       110,000       110,158
  Puerto Rico Rev., 4.600%, December 1, 2024                    150,000       150,000       145,556
  Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                35,000        34,862        38,856
  Saint Charles Parish, LA Rev., 7.61%, June 1, 2030            400,000       400,000       400,000
  South Carolina Public Serv. Auth., 5.750%,
    January 1, 2022                                             200,000       210,321       213,406
  South Range Local School Dist., 6.150%,
    December 1, 2018                                             55,000        55,785        56,250
  Southfield, MI Gen. Oblg., 5.250%, May 1, 2027                190,000       195,097       195,444
  Taylor, MI Gen. Oblg., 5.000%, May 1, 2021                    150,000       149,990       152,045
  Tecumseh, MI Public Schools 5.500%, May 1, 2019               250,000       250,000       269,538
  Thornapple Kellogg Gen. Oblg., 5.000%, May 1, 2023            150,000       150,000       152,950
  Three Rivers, MI Gen. Oblg., 5.000%, May 1, 2023              130,000       131,336       132,206
  Wake County, NC Rev., 1.300%, May 1, 2024                     400,000       400,000       400,000
  Wake County, NC Rev., 1.360%, October 1, 2022                  75,000        75,000        75,000
  Walled Lake, MI Gen. Oblg., 5.000%, May 1, 2024               150,000       148,880       153,286
  Washtenaw County, MI Gen. Obl., 5.000%, May 1, 2019           100,000       100,000       103,427
  Wayne County Mich Community College, 5.350%,
    July 1, 2015                                                150,000       148,945       161,796
  West Bloomfield, MI Gen. Oblg., 5.000%, May 1, 2024           100,000       101,920       101,920
  West Ottawa, MI Gen. Oblg, 5.000%, May 1, 2021                200,000       200,000       207,116
  Willow Run, MI Comm. Schools, 5.000%, May 1, 2020             150,000       149,760       155,358
  Woodhaven Brownstown, MI Gen. Oblg., 5.000%,
    May 1, 2022                                                 170,000       167,149       174,833
                                                            -----------   -----------   -----------

           Total long-term municipal bonds                   12,525,000    12,596,938    12,877,050
                                                            -----------   -----------   -----------

TOTAL INVESTMENTS                                           $13,290,494   $13,362,432   $13,647,896
                                                            ===========   ===========   ===========

See notes to financial statements.                                   (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME--
  Interest income                                                      $ 602,177
                                                                       ---------

EXPENSES:
  Professional fees                                                       48,058
  Custodian fees                                                          13,971
  Other                                                                    2,075
                                                                       ---------

           Total expenses                                                 64,104
                                                                       ---------

NET INVESTMENT INCOME                                                    538,073

REALIZED AND UNREALIZED GAIN

  Net realized gain--investment transactions (identified cost basis)      37,750
  Change in unrealized appreciation--investments                          (5,095)
                                                                       ---------

NET REALIZED AND UNREALIZED GAIN                                          32,655
                                                                       ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 570,728
                                                                       =========

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2004 AND 2003

                                                                      2004            2003
OPERATIONS:
  Net investment income                                           $    538,073    $    650,787
  Net realized gain from investment transactions                        37,750          73,834
  Net change in unrealized appreciation                                 (5,095)       (312,813)
                                                                  ------------    ------------
           Net increase in net assets resulting from operations        570,728         411,808

DIVIDENDS TO SHAREHOLDERS FROM
   INVESTMENT INCOME                                                   520,335         634,454

DIVIDENDS TO SHAREHOLDERS FROM CAPITAL GAINS                            37,750          73,834
                                                                  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       12,643        (296,480)

NET ASSETS:
  Beginning of period                                               13,659,402      13,955,882
                                                                  ------------    ------------

  End of period                                                   $ 13,672,045    $ 13,659,402
                                                                  ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS APPLICABLE TO
  COMMON SHARES                                                   $    354,588    $    336,850
                                                                  ============    ============

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 2004

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES -- Investments are reported at market value determined by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

      SECURITIES TRANSACTIONS -- Securities transactions are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME -- Interest income adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES -- It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2004.

      MANAGEMENT AND SERVICE FEES -- No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2004:

Balance--August 1, 2003                              $ 13,234,851

  Plus:
    Purchases                                           7,437,891
    Premium amortization net of discount accretion        (16,866)
    Gain on disposition                                    37,750
  Less:
    Matured securities                                   (500,000)
    Redeemed securities                                (6,831,194)
                                                     ------------

Balance--July 31, 2004                               $ 13,362,432
                                                     ============

      Approximately $5,634,513 in purchases and $3,097,750 in redemptions and maturities were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the year ended July 31, 2004, except as described in Note 1.

4.    DISTRIBUTION TO SHAREHOLDERS

      The Company intends to make monthly distributions of net investment income recorded on the ex-dividend date. The Company distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return on capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to the amortizing premiums. The Company did not have any distributions in excess of tax basis earnings and profits or permanent differences between book and tax accounting relating to distributions for the year ended July 31, 2004.

      The tax character of distributions paid for the years ended July 31, 2004 and 2003 was as follows:

                                 2004       2003
Distributions declared from:
  Tax-exempt income            $520,335   $634,454
  Capital gain                   37,750     73,834

      As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed income         $   354,588
Accumulated realized gains    11,967,524
Unrealized gains                 305,047

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.

5.    FINANCIAL HIGHLIGHTS

      The following are selected per share data based on the weighted average shares outstanding during the year:

                                                               YEAR ENDED JULY 31
                                              -----------------------------------------------------
                                                2004        2003      2002        2001      2000
Net asset value--Beginning of year            $ 15.46    $ 15.80    $ 15.80    $  15.48    $ 15.70

  Income from operations:
    Net investment income                        0.61       0.73       0.80        0.80       0.81
    Net realized and unrealized gain/(loss)      0.03      (0.27)      0.01        0.34      (0.21)
                                              -------    -------    -------    --------    -------

           Total                                 0.64       0.46       0.81        1.14       0.60

  Distributions to common shareholders
    from net investment income                  (0.59)     (0.72)     (0.79)      (0.81)     (0.81)

  Distributions to common shareholders
    from capital gains                          (0.04)     (0.08)     (0.02)      (0.01)     (0.01)
                                              -------    -------    -------    --------    -------

Net asset value--end of year
  (common shares)                             $ 15.47    $ 15.46    $ 15.80    $  15.80    $ 15.48
                                              =======    =======    =======    ========    =======

Total return                                      4.0%       2.8%       4.9%        6.9%       3.7%
                                              =======    =======    =======    ========    =======

Net assets applicable to common shares--
  end of the year (000s omitted)              $13,672    $13,659    $13,956    $ 13,958    $13,680
                                              =======    =======    =======    ========    =======

Ratios (as a percentage of average net
    assets applicable to common shares):
    Expenses                                      0.5%       0.4%       0.5%        0.5%       0.5%
    Net investment income                         4.0%       4.7%       5.1%        5.2%       5.3%

Portfolio turnover                                 26%        19%        14%         10%         3%

6.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,342,849 and July 31, 2004. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

Aggregate gross unrealized depreciation   $ (63,356)
Aggregate gross unrealized appreciation     368,403
                                          ---------

Net unrealized appreciation               $ 305,047
                                          =========

7.    INTEREST INCOME

      The following details, by state, the interest income earned by the Company during the year ended July 31, 2004:

Alaska           $  4,029
California          7,533
Colorado            7,544
Florida            32,111
Illinois            8,120
Indiana             4,560
Kentucky            4,222
Louisiana          11,437
Michigan *        450,872
Missouri            3,043
Nevada              7,039
New York            6,026
North Carolina      2,846
Ohio                  856
Oregon              5,658
Puerto Rico         3,814
South Carolina     10,144
Texas              22,726
Washington          9,597
                 --------

Total            $602,177
                 ========

* Included in the Michigan total is $5,802 interest earned on a tax-exempt money market fund for the year ended July 31, 2004.

                                     ******

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS
                                                     TERM OF             PRINCIPAL                IN FUND          OTHER
       NAME,                    POSITION(S)        OFFICE AND          OCCUPATION(S)              COMPLEX      DIRECTORSHIPS
     ADDRESS,                   HELD WITH           LENGTH OF           DURING PAST             OVERSEEN BY       HELD BY
     AND AGE                    REGISTRANT         TIME SERVED            5 YEARS                DIRECTOR        DIRECTOR
--------------------        -------------------    -----------   --------------------------     -----------    -------------
William B. Klinsky
4531 Bocaire Blvd.          Director; President                  President of the Company            1              None
Boca Raton, FL 33487        of the Company          27 years
age: 77
--------------------        -------------------    -----------   --------------------------     -----------    -------------
Ernest J. Schwartz
8508 E. La Senda Dr.        Director; Vice                        Vice President, Secretary          1              None
Scottsdale, AZ 85255        President,              27 years        and Treasurer of the
age: 81                     Secretary and                                  Company
                            Treasurer of the
                            Company
--------------------        -------------------    -----------   --------------------------     -----------    -------------
William L. Jiler
4531 Bocaire Blvd.          Director                14 years               Retired                   1              None
Boca Raton, FL 33487
age: 79
--------------------        -------------------    -----------   --------------------------     -----------    -------------
Walter Sloan
4156 Bocaire Blvd.          Director                14 years               Retired                   1              None
Boca Raton, FL 33487
age: 78
--------------------        -------------------    -----------   --------------------------     -----------    -------------

ITEM 2. CODE OF ETHICS

      As of July 31, 2004, the registrant had not adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. The Company believes that this is appropriate due to its small size, the fact that more than 92% of the outstanding voting stock is owned by members of the Schwartz and Klinsky families, that it is not listed for trading on a national securities exchange, and there is no active trading in its shares. The Company has adopted a code of ethics applicable to access persons. Shareholders may receive a copy of the code of ethics by contacting the Company at 2290 First National Building, Detroit, Michigan 48226.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

      Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)  Audit Fees         -   Fiscal Year Ending July 31, 2004   -  $19,000
                                  Fiscal Year Ending July 31, 2004   -  $18,100

      (b)  Audit-Related Fees -   Fiscal Year Ending July 31, 2004   -  $     0
                                  Fiscal Year Ending July 31, 2004   -  $     0

      (c)  Tax Fees           -   Fiscal Year Ending July 31, 2004   -  $     0
                                  Fiscal Year Ending July 31, 2004   -  $     0

      The nature of the services include tax compliance, tax advice and tax planning.

      (d)  All Other Fees     -   Fiscal Year Ending July 31, 2004   -  $     0
                                  Fiscal Year Ending July 31, 2004   -  $     0

      Item 4 (e) (1): The Board of Directors as a whole performs the functions of an audit committee. The Company believes that this is appropriate due to its small size, lack of trading in its shares and that more than 92% of the outstanding voting stock is owned by members of the Schwartz and Klinsky families. The Company's Board of Directors pre-approves all audit and permissible non-audit services rendered to the Company, but does not have pre-approval policies and procedures. The Board of Directors of the Company requires that all requests for the provision of services by its registered independent public accountants be authorized by the Board of Directors prior to the provision of such services and therefore believes that pre-approval policies and procedures are not necessary.

      Item 4 (e) (2): One hundred percent (100%) of the services described in
Item 4 (b) - (d) were approved by the Board of Directors.

      Item 4 (f): No work was performed by persons other than the Company's principal account's full-time, permanent employees.

      Item 4 (g): None.

      Item 4 (h): None.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANT.

      The registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS.

      This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable because the registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      (a)(1) William B. Klinsky is primarily responsible for the day-to-day management of the Company's portfolio. Mr. Klinsky has been the President of the Company since its inception in 1979.

      (a)(2) William B. Klinsky is not responsible for the day-to-day management of the portfolio of any other account.

      (a)(3) The Company did not pay any compensation to William B. Klinsky for the management of the Company's portfolio during the fiscal year ended July 31, 2004.

      (a)(4) William B. Klinsky is the beneficial owner of over $1,000,000 of the equity securities of the Company.

      (b)    Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

      (a)(3) Not applicable.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALOR INVESTMENT FUND, INC.

By:   /S/ William B. Klinsky
      --------------------------------
      William B. Klinsky, President

Date: April 8, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By:   /S/ William B. Klinsky
      --------------------------------
      William B. Klinsky, President

By:   /S/ Ernest J. Schwartz
      --------------------------------
      Ernest J. Schwartz

Date: April 8, 2005

                                  EXHIBIT INDEX

Exhibit No.       Description

Ex. 99. CERT      Certifications pursuant to Section 302 of the Sarbanes-Oxley
                  Act of 2002

Ex. 99.906 CERT   Certification pursuant to Section 906 of the Sarbanes-Oxley
                  Act of 2002.